                        Supplement Dated November 1, 2000
      To the Class T Prospectus and Statement of Additional Information of

                             SM&R INVESTMENTS, INC.
                             dated December 31, 1999




ELIMINATION OF CLASS C, CLASS J AND CLASS Y SHARES:

On pages 11, 33, 40 and 41 of the Class T prospectus, there are references to other classes of shares, specifically Class C, Class J and/or Class Y of this Fund. EFFECTIVE NOVEMBER 1, 2000, CLASS C, CLASS J AND CLASS Y SHARES ARE NO LONGER AVAILABLE FOR SALE IN THE SM&R GOVERNMENT BOND FUND AND SM&R TAX FREE FUND.


On the front page of the Statement of Additional Information ("SAI") dated December 31, 1999 (as amended September 1, 2000) and on pages 1, 29, 30, 36, 39, 40, 42, 43, 44 and 51, there are references made with respect to Class C shares. EFFECTIVE NOVEMBER 1, 2000, CLASS C SHARES ARE NO LONGER AVAILABLE FOR SALE IN THE SM&R GOVERNMENT BOND FUND AND SM&R TAX FREE FUND.

                        Supplement Dated November 1, 2000
 To the Classes A, B and C Prospectus and Statement of Additional Information of

                             SM&R INVESTMENTS, INC.
                             dated December 31, 1999





ELIMINATION OF CLASS C, CLASS J AND CLASS Y:

On the front page of the Class A, Class B, Class C prospectus, in the table of contents and on pages 1, 2, 6, 7, 8, 9, 10, 13, 21, 24, 25, 30, 37, 38 and on
the inside back page of the wrapper/cover, there are references to other classes of shares, specifically Class C, Class J and/or Class Y of this Fund. EFFECTIVE NOVEMBER 1, 2000, CLASS C, CLASS J AND CLASS Y SHARES ARE NO LONGER AVAILABLE FOR SALE IN THE SM&R GOVERNMENT BOND FUND AND SM&R TAX FREE FUND.


On the front page of the Statement of Additional Information ("SAI") dated December 31, 1999 (as amended September 1, 2000) and on pages 1, 29, 30, 36, 39, 40, 42, 43, 44 and 51, there are references made with respect to Class C shares. EFFECTIVE NOVEMBER 1, 2000, CLASS C SHARES ARE NO LONGER AVAILABLE FOR SALE IN THE SM&R GOVERNMENT BOND FUND AND SM&R TAX FREE FUND.